Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

13. SUBSEQUENT EVENTS

The Company has evaluated all events and transactions that occurred after December 31, 2024 up through the date of the issuance of these consolidated financial statements. The Company concluded that no material subsequent events have occurred that would require recognition or disclosure in the Company’s consolidated financial statements.